Stock Warrants and Earnouts - Summary of Fair Value Private Placement Warrants Basis Valuation Techniques (Detail) - Measurement Input Market Price [Member]	Apr. 30, 2021 yr	Feb. 26, 2021 yr
Market price of public stock [Member]
Fair Value Private Placement Warrants Basis Valuation Techniques [Line Items]
Fair value measurements inputs	25.3	30.8
Exercise price [Member]
Fair Value Private Placement Warrants Basis Valuation Techniques [Line Items]
Fair value measurements inputs	11.5	11.5
Expected term (years) [Member]
Fair Value Private Placement Warrants Basis Valuation Techniques [Line Items]
Fair value measurements inputs	4.8	5.0
Expected volatility [Member]
Fair Value Private Placement Warrants Basis Valuation Techniques [Line Items]
Fair value measurements inputs	73.2	73.5
Risk-free interest rate [Member]
Fair Value Private Placement Warrants Basis Valuation Techniques [Line Items]
Fair value measurements inputs	0.8	0.8
Dividend rate [Member]
Fair Value Private Placement Warrants Basis Valuation Techniques [Line Items]
Fair value measurements inputs	0.0	0.0